Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2018
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	wft
MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Mission-Auour Risk-Managed Global Equity Fund (the “Fund”) seeks long term capital appreciation through exposure to global equity markets.
Expense	rr_ExpenseHeading	Fees and Expenses
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $1 million in the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Distribution Arrangements” at page 45 of the Prospectus and the section titled “Additional Information about Purchases and Sales” at page 27 of the Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Head	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover Text	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate 154.69% of the average value of its portfolio. For periods prior to November 7, 2017, the Fund was managed by a different investment adviser and sub-adviser.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	154.69%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in exchange traded funds (“ETFs”) that invest in domestic and foreign (including emerging markets funds): (i) equity securities of any market capitalization (including common stock, preferred stock, real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”), (ii) fixed income securities of any credit quality, duration or maturity (including corporate bonds, high-yield bonds (also known as “junk bonds”), convertible bonds, treasuries and emerging markets bonds) and (iii) other income producing securities. The Fund may also invest in these types of securities through other exchange traded products (such as exchange traded notes (“ETNs”)). The Fund may also utilize options on equity securities and levered and inverse ETFs for the purpose of managing risk associated with the Fund’s portfolio. The Fund’s investments in options would be limited to those tied to ETFs following large, broad-based equity indices such as SPY (S&P 500® Index) and EFA (MSCI EAFE Index). The primary purpose of investing in such options would be for hedging purposes and may include both purchase and writing of options (for covered positions only). Writing of naked options is not being contemplated.

The Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in equity securities. For purposes of the foregoing investment requirement, the Fund considers any investment in an ETF to be an equity security. When the Fund invests in ETFs, it will consider the underlying investments in the ETFs for purposes of its 80% policy.

The Fund may also invest directly in equity securities.

The Fund’s investment philosophy is focused on the three facets of investing that Auour (pronounced “our”) Investments, LLC (“Auour” or the “Sub-Adviser”) believes will drive performance: market participation, asset allocation, and total cost minimization.

Auour acts as the sub-advisor of the Fund. Auour uses an investment process called Regime-Based Investing. At the heart of Regime-Based Investing is the Sub-Adviser’s belief that market conditions will vary throughout the investment cycle and that the asset allocation should adjust accordingly.

The Sub-Adviser’s investment process is concentrated on determining the risk regime of the overall market and allocating the assets of the Fund to best match the regime. At the foundation of the process is an investment approach that blends fundamental investment principles with mathematics. In times of expected market duress, the intent is to reduce exposure to equity and fixed income markets through the use of cash positions, with the potential of a 100% cash position in extreme instances.

Figure 1: Auour Regime Model

The Auour Regime Model ™ (“ARM”™), a proprietary risk detection algorithm, resides within the investment process. It evaluates the market risk appetite using nine factors that Auour believes have predictive ability to aid in detecting enduring downturns. The nine factors can be grouped into four general categories: Valuation, Asset Interaction, Credit Market Behavior, and Momentum.

Figure 2: Components of ARM

Based upon ARM™, market risk is categorized into one of five risk regimes with each regime having an asset allocation that optimizes to those factors that perform favorably in that particular regime. As an example, in the most aggressive risk regime, the Fund will have a higher percentage (relative to the Fund’s benchmark) of its assets in smaller company ETFs and emerging market funds. In certain extreme conditions, the Fund has the flexibility to move 100% into investment grade short term fixed income securities or money market instruments.

Though the ARM model is updated daily, the Sub-Adviser aims to rebalance on a monthly basis, or as market conditions warrant.

The Fund will normally hold between 10 and 20 securities primarily ETFs, which the Sub-Adviser believes offer a broad exposure to the global equity markets. The allocation to any one security or ETF (other than to investment grade short term fixed income ETFs) is limited to 35% of the Fund’s assets calculated at the time of rebalancing.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the ETFs in which the Fund will invest. There is no assurance that the Fund will achieve its objective.

•      Equity Risk. To the extent the Fund invests directly in equity securities or in exchange-traded products (“ETPs”) that invest in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

•      Dividend-Paying Securities Risk. Investing in dividend-paying securities subjects the Fund to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, the Fund may not only lose the dividend payout but the stock price of the company may fall.

•      Fixed Income Securities Risk. Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates could cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due.

•      Geographic Focus Risk. To the extent that a Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

•      Foreign Securities Risk. The Fund will invest in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Therefore, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

•      Emerging Market Securities Risk. The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign securities, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets. Trading volume of the stock exchanges in these countries may be substantially lower than that in developed markets and the purchase and sale of portfolio securities may not always be made at an advantageous price.

•      Investment Model Risk. Like all quantitatively based investment processes, the Sub-Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in effectiveness of the Sub-Adviser’s model. No assurance can be given that the fund will be successful under all or any market conditions.

•      Management Risk. The Sub-Adviser’s reliance on its strategy and judgments about the attractiveness, value, and potential appreciation of the particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

•      Currency Risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

•      Undervalued Securities Risk. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

•      Master Limited Partnerships (“MLPs”) Risk. Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund. To the extent that an MLP’s interests are all in a particular industry (such as the energy sector), the MLP will be negatively impacted by economic events adversely impacting that industry.

•      Real Estate Investment Trust (“REIT”) Risk. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs are subject to management fees and other expenses, and so when the Fund invests in REITs it will bear its proportionate share of the costs of the REIT’s operations. REITS are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for the tax-free pass-through of income under the Internal Revenue Code and to maintain their exemption from registration under the 1940 Act. Additionally, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. Generally, dividends received by the Fund from REIT shares and distributed to the Fund’s shareholders will not constitute “qualified income dividends” eligible for reduced tax rates applicable to qualified dividend income; therefore, the tax rate applicable to that portion of the dividend income attributable to REIT shares held by the Fund that shareholders of the Fund will receive will be taxed at a higher rate than dividends eligible for reduced tax rate application to qualified dividend income. Dividends from REITs are generally not eligible for the reduced rate of income tax on certain dividends because the income that REITs receive is primarily rent and interest income. Dividends from REITs are generally taxable as ordinary income because the income that REITs receive is primarily rent and interest income.

•      Mid-Cap and Small-Cap Company Risk. To the extent the Fund invests in mid-cap and small-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

•      Options Risk. Options are a type of derivative instrument. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Fund uses derivatives to “hedge” the risk of its portfolio, it is possible that the hedge may not succeed. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Through its investments in options, including the following, specific risks that the Fund will seek to manage include the following: interest rate, liquidity, credit and market risks. By investing in options, the Fund may be subject to the risk of counterparty default, as well as the potential for unlimited loss. Certain types of options (such as OTC or “over the counter” options”) may be considered to be illiquid investments.

•      Investments in Other Investment Companies and ETFs Risk. The Fund will incur higher and duplicative expenses when it invests in exchange-traded funds (“ETFs”). ETFs are investment companies that are traded on stock exchanges similar to stocks. Typically, ETFs hold assets such as stocks, commodities or bonds, and track an index such as a stock or bond index. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, or REIT, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs, closed-end funds, and REITs incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

•      In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally (which is a risk of any security that trades on a listed exchange).

•      Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.

•      Preferred Securities Risk. A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

•      Convertible Securities Risk. Convertible securities may subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

•      Leverage Risk. To the extent the Fund invests in underlying funds that are subject to leverage risk, the Fund will also be more sensitive to movement in the value of those instruments. In particular, investments in options and derivative instruments may provide the economic effect of financial leverage by creating additional investment exposure such that increases or decreases in the value of the Fund’s portfolio will be magnified. In addition, the credit quality of securities held by underlying funds, and in turn the Fund, may be lowered if an issuer’s financial condition changes.

•      Investing in Loans Risk. To the extent the Fund invests in underlying funds that invest in bank loans the Fund will be subject to additional risk. In addition to being subject to risks generally associated with debt instruments, such as credit, market, interest rate, liquidity and derivative risk, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. An underlying fund’s access to collateral may be limited by bankruptcy, other insolvency laws or by the type of loan purchased. Loans and other forms of indebtedness may be structured such that they are not securities under securities laws. As such, it is unclear whether loans and other forms of direct indebtedness offer securities law protections, such as those against fraud and misrepresentation.

•      Market or Interest Rate Risk. The price of most fixed income securities move in the opposite direction of the change in interest rates. For example, as interest rates rise, the price of fixed income securities fall. If a fixed income security is held to maturity, the change in its price before maturity may have little impact on Fund performance; however, if a Fund or underlying fund sells a fixed income security before the maturity date, an increase in interest rates could result in a loss to the Fund. The risks associated with rising interest rates are heightened given the historically low interest rate environment as of the date of this prospectus. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed income instruments with longer durations are subject to more volatility than those with shorter durations. The Fund primarily focuses on equity investments with very limited exposure to fixed income securities through ETFs in which it invests. The current interest rate environment of rising rates will have little to no effect on the value of the holdings of the Fund. In a rising interest rate environment, ETFs with exposure to fixed income securities may suffer losses due to the decrease in the prices of the underlying bonds as rates rise. The Fund’s current exposure to fixed income is minimal and the ETFs that it owns generally invest in short duration U.S. government securities with maturities of 3 months or less to mitigate the risk associated with rising interest rates.

•      New Adviser Risk. Neither the Advisor nor the Sub-Adviser has previously managed a mutual fund.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The Fund recently retained the Adviser and the Sub-Adviser, and as a result, does not have a full calendar year of performance history with these new service providers. Prior to November 7, 2017, the Fund was managed by a different investment adviser and sub-adviser. In the future, performance information of the Fund since the Adviser and Sub-Adviser assumed responsibility for managing the Fund will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.69%
Total Other Expenses	rr_OtherExpensesOverAssets	0.81%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[2],[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 730
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,098
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,490
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,583
MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.69%
Total Other Expenses	rr_OtherExpensesOverAssets	0.81%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[2],[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	555
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	971
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,131
MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan	rr_Component1OtherExpensesOverAssets	0.08%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.69%
Total Other Expenses	rr_OtherExpensesOverAssets	0.77%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2],[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	470
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	823
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,820
MISSION-AUOUR RISK-MANAGED GLOBAL EQUITY FUND | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.69%
Total Other Expenses	rr_OtherExpensesOverAssets	0.69%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[2],[3]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	445
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	781
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,732
[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
[2]	The Management Fee, Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect modifications to the fees provided for under the contractual service arrangements in place with certain of the Fund's service providers.
[3]	Mission Institutional Advisors, LLC, dba Mission Funds Advisors (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.20% of the average daily net assets of the Investor, Class A and Institutional Classes of shares of Fund and 1.12% of the Class Z shares. The Adviser may not terminate this expense limitation agreement prior to April 30, 2019. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.